Submission	Aug. 13, 2024
Submission [Line Items]
Central Index Key	0001618756
Registrant Name	Restaurant Brands International Inc.
Registration File Number	333-262935
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES